UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin              Elkhart, IN            November 12, 2004
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]                [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     25 items

Form 13F Information Table Value Total:     $404,334.00
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table

                         Title
                         of                  Value     Shrs or    SH/   Put/   Investment  Other
Name of Issuer           Class   CUSIP       (x$1000)  par amt    PRN   Call   Discretion  Managers  Sole       Shared   None
AMERICAN EXPRESS CO.     COM     25816109       919       17,850               SOLE                     17,850
BERKSHIRE HATHAWAY - B   COM     84670207    26,692        9,297               SOLE                      9,083              214
DOLLAR GENERAL           COM     256669102   66,522    3,301,350               SOLE                  3,235,220           66,130
DOVER CORP.              COM     260003108   38,264      984,400               SOLE                    963,330           21,070
EMMIS COMM.CL A          COM     291525103   36,394    2,015,197               SOLE                  1,977,327           37,870
FIFTH THIRD              COM     316773100   44,563      905,386               SOLE                    881,736           23,650
GENERAL ELECTRIC         COM     369604103      450       13,400               SOLE                     13,400
HNI CORP                 COM     404251100   23,162      585,206               SOLE                    566,521           18,685
INTEL CORP.              COM     458140100      495       24,700               SOLE                     24,700
JOHNSON & JOHNSON        COM     478160104      431        7,650               SOLE                      7,650
LAMAR ADV.               COM     512815101   50,926    1,223,895               SOLE                  1,202,425           21,470
LEGGETT AND PLATT        COM     524660107   48,257    1,717,335               SOLE                  1,685,000           32,335
MCDONALD'S CORP.         COM     580135101      322       11,500               SOLE                     11,500
MERCK & CO.              COM     589331107      330       10,000               SOLE                     10,000
MERCURY GENERAL          COM     589400100   14,219      268,840               SOLE                    264,785            4,055
MICROSOFT CORP.          COM     594918104      741       26,800               SOLE                     26,800
MOHAWK INDUSTRIES, INC.  COM     608190104   17,289      217,778               SOLE                    212,860            4,918
PEPSICO, INC.            COM     713448108      477        9,800               SOLE                      9,800
SKYLINE CORPORATION      COM     830830105      437       10,900               SOLE                     10,900
ST. JOSEPH CAPITAL
  CORPORATION            COM     790595102    1,681       70,750               SOLE                     62,650            8,100
SYSCO CORP.              COM     871829107   13,733      458,985               SOLE                    449,035            9,950
WALGREEN CO.             COM     931422109   17,175      479,360               SOLE                    468,975           10,385
WALT DISNEY              COM     254687106      359       15,900               SOLE                     15,900
WELLS FARGO & CO         COM     949746101      274        4,600               SOLE                      4,600
WYETH                    COM     983024100      221        5,900               SOLE                      5,900